Financial Assets at Fair Value Through Other Comprehensive Income - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial assets at fair value through other comprehensive income [abstract]
Proceeds from sale of shares	$ 873.5	$ 840.6
Unrealized gain (loss) on investments in equity instruments at fair value through other comprehensive income	156.8	1,193.1
Cumulative loss allowance for expected credit loss	$ 35.6	$ 29.7